SEGMENT AND GEOGRAPHICAL DISCLOSURES	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL DISCLOSURES
25.	SEGMENT AND GEOGRAPHICAL DISCLOSURES

The CEO, who is also the Chief Operating Decision Maker, evaluates the business as a single entity, which includes reviewing financial information and making business decisions based on the overall results of the business. As such, the Company’s operations constitute a single operating segment and one reportable segment.

The tables below summarize the Company’s revenue for the three and six months ended May 31, 2021 and 2020, respectively, by geographic region (in thousands).

Revenue:
Three Months Ended	U.S.	South Africa	Total
May 31, 2021	$12,868	$533	$13,401
May 31, 2020	1,077	113	1,190

Six Months Ended	U.S.	South Africa	Total
May 31, 2021	$21,325	$969	$22,294
May 31, 2020	1,321	18	1,339

22.	SEGMENT AND GEOGRAPHICAL DISCLOSURES

The Chief Executive Officer, who is also the Chief Operating Decision Maker, evaluates the business as a single entity, which includes reviewing financial information and making business decisions based on the overall results of the business. As such, the Company’s operations constitute a single operating segment and one reportable segment.

The tables below summarize the Company’s revenue, long-lived assets and total assets as of November 30, 2020 and 2019, respectively by geographic region. The Company’s long-lived assets consist of patent rights, property and equipment, and deposits for equipment:

Revenue	US	Canada	South Africa	Total
2020	$15,497,606	$—	$1,068,689	$16,566,295
2019	536,471	—	387,948	924,419
Long-lived assets	US	Canada	South Africa	Total
2020	$3,850,727	$—	$274,893	$3,850,727
2019	614,027	3,184	—	617,211
Total Assets	US	Canada	South Africa	Total
2020	$18,524,699	$—	$2,691,421	$21,216,120
2019	2,307,257	50,415	1,208,747	3,566,419